Accounts Payable And Accrued Expenses	12 Months Ended
Jul. 31, 2011
Accounts Payable And Accrued Expenses [Abstract]
Accounts Payable And Accrued Expenses

Note 6. Accounts Payable and Accrued Expenses

The Company's accounts payable and accrued expenses consist of the following (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Accounts payable and accrued expenses:
Accounts payable—trade	$239.5	$157.3
Marketing and advertising	64.2	70.4
Accrued payroll and related costs	27.4	51.1
Accrued interest	53.7	30.1
Current portion of pension liability	29.2	29.7
Other current liabilities	164.8	148.1

Total accounts payable and accrued expenses	$578.8	$486.7